NOTE 5 – BRIDGE NOTES PAYABLE (Details Narrative) (USD $)	1 Months Ended				7 Months Ended	12 Months Ended			29 Months Ended
	Sep. 30, 2011	Feb. 28, 2011	Jan. 31, 2010	Oct. 31, 2009	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010	May 31, 2013	Oct. 01, 2009	Jul. 20, 2008
Debt Disclosure [Abstract]
Debt Instrument, Interest Rate, Stated Percentage					6.00%		6.00%	6.00%	6.00%		6.00%	12.00%
Debt Instrument, Term				180 days			180 days	180 days
Debt Instrument, Face Amount					$ 40,000		$ 41,750	$ 40,000	$ 40,000		$ 50,500
Debt Instrument, Converstion Rate				50.00%
Common Shares Issued						31,298,570	14,893,130			31,298,570	25,000	23,998,500
Proceeds from Issuance				10,000
Note Payable, Carrying Amount											27,889
Debt Discount					22,222		14,826	22,222	22,222		22,611
Shares Issued, Debt Conversion	64,000	108,750	535,880		200,000		724,000
Debt Discount, Beneficial Conversion Feature					17,778		12,083	17,778	17,778
Deferred Financing Costs						$ 5,170	$ 34,900		$ 117,410